Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tonnage taxes	$ 2,634	$ 2,103	$ 2,087
Income tax	$ 16	$ 152	$ 109